Prepayments and Advances to Suppliers, Net (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Prepayments And Advance To Suppliers Net [Abstract]
Advances made to raw material suppliers	[1]	$ 8,010,272	$ 6,984,783
Advances made to construction subcontractors	[2]	2,907,750	3,764,954
Advances made for purchases of equipment		910,872	962,396
Prepaid consulting fees			841,216
Others		3,906	43,393
Subtotal		11,832,800	12,596,742
Allowance for doubtful accounts		(8,264,797)	(692,635)
Prepayments and advances to suppliers, net		$ 3,568,003	$ 11,904,107

[1]	The prepayments and deposits on raw materials are generally required by our suppliers for the purpose of ongoing business relationships. The prepayments and deposits are not directly associated with any specific purchase contract or any specific price but will be used to offset any accounts payable balance resulting from any specific purchase order priced at market.
[2]	Advances to construction subcontracts represents the prepayments made by the Company to our construction subcontractors at the beginning of our customer projects for the purpose of acquiring necessary construction materials, equipment and required deposits.